UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. REPORTS TO STOCKHOLDERS.
(a)
Annual Report 2023
For the fiscal year ended February 28, 2023

                   Arin Large Cap Theta Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Arin Large Cap Theta Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Arin Large Cap Theta Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Arin Large Cap Theta Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Arin Large Cap Theta Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://docs.nottinghamco.com/Arin or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Arin Large Cap Theta Fund:

See Our Web site @ arinllc.com
or
Call Our Shareholder Services Group at 800-773-3863.

1100 East Hector Street Suite 215 Conshohocken, PA 19428‐2388 (610) 822‐3400 Email: jdesipio@arinllc.com www.arinllc.com

Letter to Shareholders Unaudited
March 3, 2023

Dear Shareholders of the Arin Large Cap Theta Fund:
The last year confirmed the change we previously noted, interest rates are climbing higher.  As measured by Federal Reserve Effective Funds Rate, rates went from 0.08% to 4.57%.  We believe the Federal Reserve’s effort to tame inflation triggered a persistent increase in rate.

Effective Federal Funds Rate (I:EFFRND)
US Core Consumer Price Index YoY (I:USCCPIYY)
6.00%
5.53%
4.57%
4.00%
2.00%
0.00%
Mar '22
May '22
Jul '22
Sep '22
Nov '22
Jan '23

Date Range: 02/28/2022 - 02/28/2023

Sources: Federal Reserve, BLS

ARIN RISK ADVISORS LLC
Where smart money becomes brilliant.

Mar 28 2023, 4:21PM EDT. Powered by YCHARTS

This sharp rise in rates had an adverse impact on many equities, especially growth stocks like technology.  It is our belief that since many growth stocks are bets on future earnings, higher rates reduce the current value of those upcoming earnings.  As Ycharts data provides, a familiar growth stock exchange traded fund suffered quite a bit more than a similar value oriented fund.

iShares Russell 1000 Growth ETF (IWF) Price % Change
iShares Russell 1000 Value ETF (IWD) Price % Change
0.00%
-5.03%
-8.00%
-14.25%
-16.00%
-24.00%
Mar '22
May '22
Jul '22
Sep '22
Nov '22
Jan '23

Date Range: 02/28/2022 - 02/28/2023

Arin Risk Advisors LLC
Where smart money becomes brilliant.

Mar 28 2023, 4:41PM EDT. Powered by YCHARTS

It seems this negative backdrop of higher rates, persistent inflation, and struggling share prices failed to produce a meaningful volatility event (also known as a tail risk event) when the Index suffers an extreme market decline (generally greater than 25%) within a few months accompanied by a sustained increase in expected Index volatility (generally greater than 50%). Examples of historical market dislocation or tail risk events that have met both of these standards include the Financial Crisis of 2008-09 and the COVID-19 Pandemic of 2020).  This lack of a tail risk event failed to produce a monetization event for the portfolio. The CBOE S&P 500 Volatility Index or VIX actually declined along a similar as the equity markets noted directly above.

CBOE S&P 500 Volatility Index (^VIX) Level % Change

25.00%
0.00%
-25.00%
-31.34%
-50.00%
Mar '22
May '22
Jul '22
Sep '22
Nov '22
Jan '23

Date Range: 02/28/2022 - 02/28/2023

ARIN RISK ADVISORS LLC
Where smart money becomes brilliant.

Mar 28 2023, 4:43PM EDT. Powered by YCHARTS

The Arin Large Cap Theta Fund (the “Fund”) mainly tracked the equity market lower albeit at a lower and slower pace.  This was frustrating but revealed there is no “free lunch” while trying to maintain a position that offers equity exposure  combined with the potential for a pay-off during a market dislocation event.  A declining market without a significant catalyst lead the Fund to simply follow the market through most of its ups and downs.

Portfolio Visualizer Portfolio Report

Portfolio Growth

$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
Portfolio Balance ($)
Mar 2022
May 2022
Jul 2022
Sep 2022
Nov 2022
Jan 2023
Year
Arin Large Cap Theta Fund
SPDR S&P 500 ETF Trust

03/28/2023 www.portfoliovisualizer.com 4 of 13

We understand this type of performance caused unwanted concern from shareholders of the Fund.  As noted above, interest rates are much higher now than they were just one year ago.  In essence, the return on the Fund’s idle collateral went from zero percent (0%) to over four percent (4%).  We believe the sea change in the collateral yield affords us the opportunity to withdraw a portion of the risk from the Fund while maintaining its exposure to the position that benefits from a market dislocation event.  We will work to return the Fund to its more familiar smoother ride until the tail risk event occurs.

As many of you know, this is our last letter as manager of the Fund as an open-ended mutual fund and as a series of the Starboard Investment Trust. The Fund transitioned to an exchange traded fund structure and became a series of the EA Series Trust on March 3, 2023.  The Fund is now known as the Alpha Architect Tail Risk ETF and trades under the symbol CAOS.
We thank you for being a shareholder and look forward to serving your investment needs under the new CAOS structure.
Please feel free to contact us at 800-773-3863 to discuss the Arin Large Cap Theta Fund and our investment approach.

Yours truly,
Arin Risk Advisors, LLC

Joe DeSipio, CFA, FRM

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at https://etfsite.alphaarchitect.com/caos/ or by calling Shareholder Services at 215-882-9983. The prospectus should be read carefully before investing. Current and future holdings are subject to change and risk.
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Risks from Writing Options, Risks from Purchasing Options, Leverage Risks, and more. More information about these risks can be found in the Fund’s prospectus.”
The Arin Large Cap Theta Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609. There is no affiliation between Arin Risk Advisors, LLC, including their principals, and Capital Investment Group, Inc.

(RCARN0323001)

Arin Large Cap Theta Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from August 14, 2013 (Date of Initial Public Investment) through February 28, 2023

Comparison of the Change in Value of a $25,000 Investment
The graph above assumes an initial $25,000 investment at August 14, 2013 (Date of Initial Public Investment) and represents the reinvestment of all dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
February 28, 2023	Year	Year	Inception*	Date
Institutional Class Shares	-8.85%	1.20%	2.69%	08/14/13
S&P 500 Total Return Index	-7.69%	9.82%	11.50%	N/A
* The Inception Date of the Institutional Class Shares is August 14, 2013.

				(Continued)

Arin Large Cap Theta Fund - Institutional Class Shares

Performance Update (Unaudited) - (Continued)

For the period from August 14, 2013 (Date of Initial Public Investment) through February 28, 2023

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Fund's Administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.28% (with the exception of management fees, distribution and/or service (12b-1) fees, borrowing costs such as expenses on short sales, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through June 30, 2023 and can only be terminated prior to that date at the discretion of the Fund's Board of Trustees.  The Fund's Administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's Administrator, through June 30, 2023, under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and to assume certain expenses of the Fund outlined in the Operating Plan.  The Operating Plan was terminated on March 3, 2023 when the Fund reorganized out of the Trust (see "Subsequent Events" in the footnotes for more information about the organization). Including interest expense, the expenses would be 0.63% per the Fund’s most recent prospectus dated June 21, 2022.  An investor may obtain performance data, current to the most recent month-end, by visiting https://docs.nottinghamco.com/Arin.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends and distributions.

Arin Large Cap Theta Fund

Schedule of Investments

As of February 28, 2023
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS PURCHASED - 45.25%
	*	S&P 500 Index Call Option (a)	64	$ 1,000	3/3/2023	$ 25,408,960	$ 18,960,960
	*	S&P 500 Index Call Option (a)	85	200	3/17/2023	33,746,275	31,952,775
	*	S&P 500 Index Call Option (a)	19	4,000	3/17/2023	7,543,285	92,530
	*	S&P 500 Index Call Option (a)	284	4,000	6/16/2023	112,752,260	4,616,420
	*	S&P 500 Index Call Option (a)	6	3,000	9/15/2023	2,382,090	626,040

		Total Call Options Purchased (Premiums Paid $60,907,889)					56,248,725

PUT OPTIONS PURCHASED - 107.52%
	*	S&P 500 Index Put Option (a)	158	3,900	3/3/2023	62,728,370	115,340
	*	S&P 500 Index Put Option (a)	64	5,000	3/3/2023	25,408,960	6,621,440
	*	S&P 500 Index Put Option (a)	1,783	1,900	3/17/2023	707,877,745	8,915
	*	S&P 500 Index Put Option (a)	6	3,000	3/17/2023	2,382,090	150
	*	S&P 500 Index Put Option (a)	13	5,000	3/17/2023	5,161,195	1,338,155
	*	S&P 500 Index Put Option (a)	73	7,200	3/17/2023	28,982,095	23,536,660
	*	S&P 500 Index Put Option (a)	2	7,400	3/17/2023	794,030	684,690
	*	S&P 500 Index Put Option (a)	143	8,000	3/17/2023	56,773,145	57,516,030
	*	S&P 500 Index Put Option (a)	33	8,200	3/17/2023	13,101,495	13,931,280
	*	S&P 500 Index Put Option (a)	4	8,300	3/17/2023	1,588,060	1,728,480
	*	S&P 500 Index Put Option (a)	1,125	1,900	4/21/2023	446,641,875	33,750
	*	S&P 500 Index Put Option (a)	1,250	1,900	5/19/2023	496,268,750	93,750
	*	S&P 500 Index Put Option (a)	500	1,900	6/16/2023	198,507,500	70,556
	*	S&P 500 Index Put Option (a)	284	5,000	6/16/2023	112,752,260	27,864,660
	*	S&P 500 Index Put Option (a)	6	4,000	9/15/2023	2,382,090	120,510

		Total Put Options Purchased (Premiums Paid $127,414,268)					133,664,366

SHORT-TERM INVESTMENT - 0.64%						Shares
		Fidelity Investments Money Market Treasury Portfolio - Class I, 4.46% §				795,260	795,260

		Total Short-Term Investment (Cost $795,260)					795,260

Investments, at value (Cost $189,117,417) - 153.41%							$190,708,351

Options Written (Premiums Received $63,140,598) - (53.88)%							(66,984,290)

Other Assets Less Liabilities - 0.47%							589,039

	Net Assets - 100%						$124,313,100

§	Represents 7-day effective yield as of February 28, 2022.

See Notes to Financial Statements							(Continued)

Arin Large Cap Theta Fund

Schedule of Options Written

As of February 28, 2023
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 0.60%
	*	S&P 500 Index Call Option (a)	64	$ 5,000	3/3/2023	$ 25,408,960	$ 320
	*	S&P 500 Index Call Option (a)	6	3,000	3/17/2023	2,382,090	579,480
	*	S&P 500 Index Call Option (a)	13	5,000	3/17/2023	5,161,195	65
	*	S&P 500 Index Call Option (a)	85	8,200	3/17/2023	33,746,275	425
	*	S&P 500 Index Call Option (a)	284	5,000	6/16/2023	112,752,260	13,490
	*	S&P 500 Index Call Option (a)	6	4,000	9/15/2023	2,382,090	146,220

		Total Call Options Written (Premiums Received $921,430)					740,000

PUT OPTIONS WRITTEN - 53.28%
	*	S&P 500 Index Put Option (a)	64	1,000	3/3/2023	25,408,960	320
	*	S&P 500 Index Put Option (a)	158	4,100	3/3/2023	62,728,370	2,145,640
	*	S&P 500 Index Put Option (a)	161	4,450	3/3/2023	63,919,415	7,807,695
	*	S&P 500 Index Put Option (a)	85	200	3/17/2023	33,746,275	425
	*	S&P 500 Index Put Option (a)	500	1,500	3/17/2023	198,507,500	2,500
	*	S&P 500 Index Put Option (a)	19	4,000	3/17/2023	7,543,285	151,905
	*	S&P 500 Index Put Option (a)	167	7,000	3/17/2023	66,301,505	50,512,490
	*	S&P 500 Index Put Option (a)	1	7,600	3/17/2023	397,015	362,295
	*	S&P 500 Index Put Option (a)	2	7,800	3/17/2023	794,030	764,540
	*	S&P 500 Index Put Option (a)	284	4,000	6/16/2023	112,752,260	4,480,100
	*	S&P 500 Index Put Option (a)	6	3,000	9/15/2023	2,382,090	16,380

		Total Put Options Written (Premiums Received $62,219,168)					66,244,290

	Total Options Written (Premiums Received $63,140,598)						$ 66,984,290

		Summary of Investments
		(Unaudited)		% of Net
				Assets	Value
		Call Options Purchased		45.25%	$ 56,248,725
		Put Options Purchased		107.52%	133,664,366
		Short-Term Investment		0.64%	795,260
		Call Options Written		-0.60%	(740,000)
		Put Options Written		-53.28%	(66,244,290)
		Other Assets Less Liabilities		0.47%	589,039
		Total Net Assets		100.00%	$ 124,313,100

*	Non-income producing investment
(a)	Counterparty is Interactive Brokers LLC.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Assets and Liabilities

As of February 28, 2023

Assets:
Investments, at value (cost $189,117,417)	$190,708,351
Deposits with broker for options	204,197
Receivables:
Interest and dividends	18,630
Fund shares sold	514,200

Total assets	191,445,378

Liabilities:
Options written, at value (premiums received $63,140,598)	66,984,290
Payables:
Investments purchased	70,556
Fund shares repurchased	20,600
Accrued expenses:
Advisory fees	33,961
Administration fees	22,871

Total liabilities	67,132,278

Net Assets	$124,313,100

Net Assets Consist of:
Paid in Capital	$148,878,460
Accumulated Deficit	(24,565,360)

Total Net Assets	$124,313,100

Institutional shares outstanding, no par value (unlimited authorized shares)	13,127,412
Net Assets	$124,313,100
Net Asset Value, Offering Price and Redemption Price Per Share	$9.47

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Operations

For the fiscal year ended February 28, 2023

Investment Income:
Interest	$50,046

Total Investment Income	50,046

Expenses:
Advisory fees (note 2)	669,864
Administration fees (note 2)	393,479
Interest expense (note 9)	6,273
Distribution and service fees - Advisor Class Shares (note 4)	30

Total Expenses	1,069,646

Net Investment Loss	(1,019,600)

Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain (loss) from:
Investments	419,995
Options Written	(16,858,776)
Securities Sold Short	(4,365)
Net realized loss on investments, options written, and securities sold short	(16,443,146)

Change in unrealized appreciation (depreciation) on:
Investments	1,594,589
Options Written	(3,883,872)
Net change in unrealized depreciation on investments and options written	(2,289,283)

Net Realized and Unrealized Loss on Investments, Options Written, and Securities Sold Short	(18,732,429)

Net Decrease in Net Assets Resulting from Operations	$(19,752,029)

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statements of Changes in Net Assets

		February 28,		February 28,
For the fiscal years ended		2023		2022

Operations:
Net investment loss		$(1,019,600)		$(1,152,516)
Net realized loss from investments, options
written, and securities sold short		(16,443,146)		(3,290,885)
Net change in unrealized appreciation (depreciation)
on investments and options written		(2,289,283)		1,697,139

Net Decrease in Net Assets Resulting from Operations		(19,752,029)		(2,746,262)

Total Distributions Paid to Shareholders:
Institutional Class Shares		-		(11,056,262)
Advisor Class Shares (a)		-		(3,731)

Decrease in Net Assets Resulting from Distributions		-		(11,059,993)

Beneficial Interest Transactions:
Shares sold		68,236,684		66,469,948
Reinvested distributions		-		10,002,032
Shares repurchased		(113,157,924)		(40,621,230)

Net Increase (Decrease) in Net Assets from Beneficial Interest
Transactions		(44,921,240)		35,850,750

Net Increase (Decrease) in Net Assets		(64,673,269)		22,044,495

Net Assets:
Beginning of Year		188,986,369		166,941,874
End of Year		$124,313,100		$188,986,369

	February 28,		February 28,
Share Information:	2023		2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,001,555	$68,019,488	6,051,306	$66,463,448
Reinvested distributions	-	-	938,786	9,998,301
Shares repurchased	(12,051,555)	(112,899,168)	(3,582,998)	(40,602,496)
Net Increase (Decrease) in Shares
of Beneficial Interest	(5,050,000)	$(44,879,680)	3,407,094	$35,859,253

Advisor Class Shares (a)	Shares	Amount	Shares	Amount
Shares sold	20,917	$217,196	636	$6,500
Reinvested distributions	-	-	356	3,731
Shares repurchased	(26,802)	(258,756)	(1,666)	(18,734)
Net Decrease in Shares
of Beneficial Interest	(5,885)	$(41,560)	(674)	$(8,503)

(a)	Advisor Class Shares liquidated on September 30, 2022.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	February 28,						February 29,		February 28,
of the fiscal years or period ended	2023		2022		2021		2020		2019

Net Asset Value, Beginning of
Period	$ 10.39		$ 11.30		$ 9.54		$ 9.50		$ 10.50

Income (Loss) from Investment Operations:
Net investment income (loss) (b)	(0.06)		(0.07)		(0.07)		0.11		0.12
Net realized and unrealized gain (loss)
on investments and options
written	(0.86)		(0.08)		2.44		0.13		(0.94)

Total from Investment Operations	(0.92)		(0.15)		2.37		0.24		(0.82)

Less Distributions:
Net investment income	-		-		(0.01)		(0.20)		(0.10)
Net realized gain	-		(0.76)		(0.60)		-		(0.08)

Total Distributions	-		(0.76)		(0.61)		(0.20)		(0.18)

Net Asset Value, End of Period	$ 9.47		$ 10.39		$ 11.30		$ 9.54		$ 9.50

Total Return	(8.85)%		(1.47)%	(a)	24.94%	(a)	2.55%	(a)	(7.80)%	(a)
Net Assets, End of Period
(in thousands)	$ 124,313		$ 188,926		$ 166,869		$ 96,449		$ 105,671

Ratios of:
Interest Expense to Average
Net Assets	0.00%	(c)	0.00%	(c)	0.00%	(c)	0.03%		0.15%
Expenses to Average
Net Assets	0.64%		0.63%		0.65%		0.71%		0.83%
Net Investment Income (Loss) to
Average Net Assets	(0.61)%		(0.63)%		(0.59)%		1.11%		1.18%

Portfolio turnover rate	0.00%		0.00%		0.00%		456.80%	(d)	325.85%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Calculated using the average shares method.
(c) Less than 0.01% of average net assets.
(d)	Portfolio turnover was calculated using the total long-term purchase amount of $27,391. All securities considered short-term were excluded from the calculation according to prescribed rules.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023

1.   Organization and Significant Accounting Policies
The Arin Large Cap Theta Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.
The Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of options contract on securities whose value is based on companies with market capitalizations that qualify them as “large-cap” companies. The Advisor considers a company to be a “large cap” company if its market capitalization is at least $10 billion. The Fund utilizes one or more combinations of long and short put and call options (SPX options) on securities that are linked to the performance of the S&P 500 Index (the “Index”) in an effort to gain market exposure as well as to hedge the Fund’s market exposure and generate income. The Fund may, from time to time, also invest in options on other broad-based market indexes that represent the U.S. large-cap equity market. While the Fund invests in securities whose prices are affected by changes in the value of the Index, the Fund does not typically maintain full long investment exposure to the Index, does not track the Index, and its performance may differ significantly from that of the Index. The Fund’s three primary objectives are: gain a varying amount of market exposure to the Index; limit risk relative to a decline in the Index; and generate a series of cash flows.  The Advisor may also allocate a portion of the Fund's assets to cash or cash equivalents, including United States Treasury Securities, money-market mutual funds or option "box spreads" or an ETF that holds option box spreads.
For the period from March 1, 2022 through September 30, 2022, the Fund had an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares had equal rights to assets of the Fund, and the classes were identical except for differences in service fees.  The Advisor Class Shares liquidated on September 30, 2022.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the time the valuation is made. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Treasury Bills are valued at the evaluated bid price provided by the pricing service.  The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they trade and are translated from the local currency into U.S. dollars.
Option Valuation
Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or board of trade on which such options are traded. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. An option may be fair valued when (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time are not readily available or (ii) the Fund’s investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023
Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of February 28, 2023 for the Fund’s investments measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Call Options Purchased	$56,248,725	$-	$56,248,725	$-
Put Options Purchased	133,664,366	-	133,664,366	-
Short-Term Investment	795,260	795,260	-	-
Total Assets	$190,708,351	$795,260	$189,913,091	$-

Liabilities
Call Options Written	$740,000	$-	$740,000	$-
Put Options Written	66,244,290	-	66,244,290	-
Total Liabilities	$66,984,290	$-	$66,984,290	$-

 (a) The Fund had no Level 3 securities during the fiscal year ended February 28, 2023.
Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023
Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.
Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.
The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of February 28, 2023:
Derivative Type	Location	Market Value

Purchased options – Equity risk	Assets – Investments, at value	$189,913,091
Written options – Equity risk	Liabilities-Options written, at value	$66,984,290
The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended February 28, 2023:

Derivative Type	Location	Gains/Losses

Purchased options – Equity risk	Net realized gain from investments	$ 419,995
Written options – Equity risk	Net realized loss from options written	$ (16,858,776)

Purchased options – Equity risk	Net change in unrealized appreciation on investments	$ 1,594,589
Written options – Equity risk	Net change in unrealized depreciation on options written	$ (3,883,872)

The following table represents the gross notional values, which serve as an indicator of volume for options during the fiscal year ended February 28, 2023:

Derivative Type	Type	Total Value
Purchased options –Equity risk	Premiums Paid	$ 2,343,182,530
Written options – Equity risk	Premiums Received	$ 756,313,575

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023

Cash and Cash Equivalents
All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The Fund may have cash and cash equivalents on deposit with commercial banks and professional brokerage houses which, at times, may exceed federally insured limits.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.   Transactions with Related Parties & Service Providers
Advisor
As full compensation for the investment advisory services provided to the Fund, Arin Risk Advisors, LLC (the “Advisor”) receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 0.40% of the average daily net assets of the Fund.
In accordance with these terms, the Fund incurred $669,864 in advisory fees for the fiscal year ended February 28, 2023.
Administrator
a) Fund Accounting and Administration Agreement: The Nottingham Company provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.28% if the average daily net assets are under $250 million.  The Administrator is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation. Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  The Fund incurred $393,479 in administration fees for the fiscal year ended February 28, 2023.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023
b) Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator, through March 3, 2023 under which it has agreed to make the following payments to the Administrator: (i) when the Fund’s assets are below $49 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference. The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.
The Fund shall pay the Administrator a fee at the annual rate of the average daily net assets of each Fund as set forth in the schedule below.
Average Daily Net Assets	Annual Rate
Less than $50,000,000	0.280%
$50,000,000 but less than $52,500,000	0.280%
$52,500,000 but less than $55,000,000	0.280%
$55,000,000 but less than $57,500,000	0.280%
$57,500,000 but less than $60,000,000	0.280%
$60,000,000 but less than $62,500,000	0.280%
$62,500,000 but less than $65,000,000	0.280%
$65,000,000 but less than $67,500,000	0.280%
$67,500,000 but less than $70,000,000	0.280%
$70,000,000 but less than $72,500,000	0.280%
$72,500,000 but less than $75,000,000	0.280%
$75,000,000 but less than $77,500,000	0.280%
$77,500,000 but less than $80,000,000	0.280%
$80,000,000 but less than $82,500,000	0.280%
$82,500,000 but less than $85,000,000	0.280%
$85,000,000 but less than $87,500,000	0.280%
$87,500,000 but less than $90,000,000	0.280%
$90,000,000 but less than $92,500,000	0.280%
$92,500,000 but less than $95,000,000	0.280%
$95,000,000 but less than $97,500,000	0.280%
$97,500,000 but less than $100,000,000	0.280%
$100,000,000 but less than $105,000,000	0.278%
$105,000,000 but less than $110,000,000	0.277%
$110,000,000 but less than $115,000,000	0.272%
$115,000,000 but less than $120,000,000	0.270%
$120,000,000 but less than $125,000,000	0.264%
$125,000,000 but less than $130,000,000	0.262%
$130,000,000 but less than $135,000,000	0.256%
$135,000,000 but less than $140,000,000	0.254%
$140,000,000 but less than $145,000,000	0.249%
$145,000,000 but less than $150,000,000	0.248%
$150,000,000 but less than $155,000,000	0.243%
$155,000,000 but less than $160,000,000	0.242%
$160,000,000 but less than $165,000,000	0.238%
$165,000,000 but less than $170,000,000	0.236%
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023
Average Daily Net Assets	Annual Rate
$170,000,000 but less than $175,000,000	0.233%
$175,000,000 but less than $180,000,000	0.232%
$180,000,000 but less than $185,000,000	0.229%
$185,000,000 but less than $190,000,000	0.227%
$190,000,000 but less than $195,000,000	0.225%
$195,000,000 but less than $200,000,000	0.223%
$200,000,000 but less than $205,000,000	0.221%
$205,000,000 but less than $210,000,000	0.220%
$210,000,000 but less than $215,000,000	0.218%
$215,000,000 but less than $220,000,000	0.216%
$220,000,000 but less than $225,000,000	0.214%
$225,000,000 but less than $230,000,000	0.213%
$230,000,000 but less than $235,000,000	0.211%
$235,000,000 but less than $240,000,000	0.209%
$240,000,000 but less than $245,000,000	0.208%
$245,000,000 but less than $250,000,000	0.206%

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.
Compliance Services
The Nottingham Company, Inc. provides services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.
3.   Trustees and Officers
The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.
Certain officers of the Trust may also be officers of the Administrator.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023
4.   Distribution and Service Fees
The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may also incur expenses, which may not exceed 0.40% (0.25% for service fees and 0.15% for distribution fees) per annum of the Fund’s average daily net assets attributable to the Advisor Class Shares, for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Advisor Class shares of the Fund or pay compensation for providing account maintenance services to the Advisor Class Shares of the Fund.  For the fiscal year ended February 28, 2023, the Advisor Class Shares incurred $30 in distribution and service fees.
5.   Purchases and Sales of Investment Securities
For the fiscal year ended February 28, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Securities	Proceeds from Sales of Securities
$ -	$ -
6.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open tax years ended 2020 through 2023 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.
Distributions during the fiscal years ended were characterized for tax purposes as follows:

	Distributions from
For the Year Ended	Ordinary Income	Long-Term Capital Gains
02/28/2023	$ -	$ -
02/28/2022	3,475,195	7,584,798

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses resulted in the following reclassifications in the Fund as of the year ended February 28, 2023:

Paid in Capital	$ (929,390)
Accumulated Deficit	929,390

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023

At February 28, 2023, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$123,724,061

Unrealized Appreciation	$-
Unrealized Depreciation	(-)
Net Unrealized Appreciation	-

Late Year Losses	(90,210)
Capital Loss Carryforward	(24,475,150)

Accumulated Deficit	$(24,565,360)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to mark to market of section 1256 options contracts.  In addition, realized losses reflected in the accompanying financial statements include net losses between January 1 and the Fund’s fiscal year-end of February 28, 2023 that have not been recognized for tax purposes (Late Year Losses), totaling $90,210.  Accumulated capital losses noted above represent net capital loss carryovers as of February 28, 2023 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Fund has a capital loss carryforward of $24,475,150, of which $9,006,585 is short-term in nature and $15,468,565 is long-term in nature.
7.  Principal Risks
Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Investments in the Fund may also be subject to counterparty risk on derivatives. This risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due.  As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment.  Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes to economic, social, or political conditions in general can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023
Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be work less than the price originally paid for them, or less than they were worth at an earlier time.
Equity Securities Risk.  Investments in securities whose performance is linked to that of equity securities, such as SPX options, may fluctuate in value response to many factors, including the activities of the individual issuers included in the Index, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
ETF Investing Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of the ETFs in its portfolio.
U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
Investment Advisor Risk.  The Advisor’s ability to choose suitable investments and implement the strategies described above has a significant impact on the ability of the Fund to achieve its investment objectives. The experience of the portfolio managers is discussed in “Management of the Fund – Investment Advisor.”
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement, or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023
Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund and those expenses may adversely affect the Fund’s performance.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.
COVID-19 Risk. The outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
8.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
9.   Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.50% on the first $100,000, the Federal Funds rate plus 1.00% on the next $900,000, the Federal Funds rate plus 0.75% on balances between $1,000,000 and $50,000,000, and the Federal Funds rate plus 0.50% on balances greater than $50,000,000. The average borrowing during the fiscal year ended February 28, 2023 was $1,552,566, and the average interest rate during the year was 3.92%, over a period of 29 days.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal year ended February 28, 2023. The interest expense for the fiscal year totaled $6,273.

10.  Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted, requiring recognition or disclosure.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 28, 2023

Effective March 3, 2023, the Fund was reorganized into a newly created series of EA Series Trust, the Alpha Architect Tail Risk ETF (the “Acquiring Fund”) with the same investment objective and similar investment strategies as the Fund (the “Reorganization”). The Reorganization resulted in a shift of management responsibility from Arin Risk, LLC (“Arin”) as investment advisor for the Fund to Empowered Funds, LLC (dba EA Advisers) as investment advisor and Arin as sub-advisor. Shareholders of the Fund as of the close of trading on March 3, 2023 received shares of the Acquiring Fund equal in value to the aggregate value of their shares in the Fund as of March 3, 2023.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Arin Large Cap Theta Fund and
Board of Trustees of Starboard Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of Arin Large Cap Theta Fund, a series of Starboard Investment Trust
(the “Fund”) as of February 28, 2023, the related statements of operations and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations and changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended February 28, 2022, and prior, were audited by other auditors whose report dated April 27, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and broker. Our audit also included evaluating the accounting

C O H E N & C OMP A N Y , L T D.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 28, 2023

Arin Large Cap Theta Fund

Additional Information (Unaudited)

As of February 28, 2023

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy Voting Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended February 28, 2023.
During the fiscal year, the Fund paid no ordinary income distributions and no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Arin Large Cap Theta Fund

Additional Information (Unaudited)

As of February 28, 2023

Institutional Class Shares	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 974.30	$3.13
	$1,000.00	$1,021.62	$3.21
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.64%, multiplied by 180/365 (to reflect one half year).
5.	Shareholder Votes
At a special meeting of the Shareholders on February 28, 2023, the Advisor received the necessary shareholder votes for approval of the an Agreement and Plan of Reorganization providing for (i) the acquisition of the assets and assumption of the liabilities of the Fund by Alpha Architect Tail Risk ETF (the “Acquiring Fund”), a newly created series of the EA Series Trust, in exchange solely for shares of the Acquiring Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund; and (iii) the complete liquidation and dissolution of the Fund.
A total of 16,942,767 shares of the Fund were entitled to vote at the shareholder meeting.  The holders of 10,194,509 shares entitled to vote for the Fund were present in person or were represented by proxy at the meeting. The percentage of shares present totaled 60.17%.  Out of those shares present or represented, the holders of 10,127,486 shares voted for the approval of the item, the holders of 41,584 shares voted against item, and the holders of 25,439 shares abstained from voting on the approval of the item. 50% of eligible votes were necessary for quorum, so the Fund received the necessary votes.
6.    Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust (the “Board”).  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $9,498 during the fiscal year ended February 28, 2023 from the Administrator for their services to the Fund and Trust under the Operating Plan.
(Continued)

Arin Large Cap Theta Fund

Additional Information (Unaudited)

As of February 28, 2023

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Chairman and Independent Trustee	Trustee since 7/09, Chair since 5/12	Retired Executive/Private Investor	14
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2001 to present, Centaur Mutual Funds Trust for all its series from 2009 to present, WST Investment Trust for all its series from 2013 to present, and Chesapeake Investment Trust for all its series from 2016 to present (all registered investment companies). Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas/Auto Club Group from 2011 to present. Previously, Independent Trustee of the Hillman Capital Management Trust from 2009 to 2021. Previously, Independent Trustee of the Leeward Investment Trust from 2018 to 2020. Previously, member of Board of Directors of M&F Bancorp Mechanics & Farmers Bank from 2009 to 2019.

Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	14
Independent Trustee of Hillman Capital Management Investment Trust for all its series from 2000 to present, Chesapeake Investment Trust for all its series from 2002 to present, World Funds Trust for all its series from 2013 to present, ETF Opportunities Trust for all its series from 2019 to present, and Kingsbarn Parallel Income Trust from 2022 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Previously, Independent Trustee of the Leeward Investment Trust from 2011 to 2021. Previously, Partner at Pikar Properties from 2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	14	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	14	None.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary, Principal Accounting Officer, and Principal Financial Officer	Since 05/15	Managing Director of Fund Administration, The Nottingham Company since 2008.

(Continued)

Arin Large Cap Theta Fund

Additional Information (Unaudited)

As of February 28, 2023

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Tracie A. Coop (12/1976)	Secretary	Since 12/19	General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019.
Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 06/22
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019. Formerly, Senior Fund Compliance Administrator, Gemini Fund Services from 2012 to 2018.

7. Change of Independent Registered Public Accounting Firm
Effective March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Arin Large Cap Theta Fund (The “Fund”), a series of Starboard Investment Trust. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal years ended February 28, 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended February 28, 2023 and 2022, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On March 9, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2023.

During the fiscal years ended February 28, 2023 and 2022, and during the subsequent interim period through March 9, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

Arin Large Cap Theta Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Arin Risk Advisors, LLC
116 South Franklin Street	100 East Hector Street
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite 215 Conshohocken, PA 19428-2388

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 610-822-3400 World Wide Web @: arinllc.com

(b) Not applicable.
Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr.  Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees – Audit fees billed for the Arin Large Cap Theta Fund (the “Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below.
For the fiscal year ended February 28, 2022, these amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Former Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Former Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.
Fund	February 28, 2022
Arin Large Cap Theta Fund	$12,250

For the fiscal year ended February 28, 2023, these amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountant, Cohen & Company (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	February 28, 2023
Arin Large Cap Theta Fund	$12,250

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal year ended February 28, 2022, for assurance and related services by the Former Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

There were no additional fees billed in the fiscal year ended February 28, 2023, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the fiscal year ended February 28, 2022, for professional services rendered by the Former Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	February 28, 2022
Arin Large Cap Theta Fund	$3,000

Tax Fees – The tax fees billed in the fiscal year ended February 28, 2023, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	February 28, 2023
Arin Large Cap Theta Fund	$3,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal year ended February 28, 2022, for products and services provided by the Former Accountant, other than the services reported in paragraphs (a) through (c) of this item.

There were no other fees billed in each of the fiscal year ended February 28, 2023, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.
(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Former Accountant for the fiscal year ended February 28, 2022 at an audit committee meeting of the Board of Trustees called for such purpose. The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the fiscal year ended February 28, 2023 at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Former Accountant to the Fund for services rendered for the fiscal year ended February 28, 2022, were $3,000. There were no fees billed by the Former Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal year ended February 28, 2023, were $3,000. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Change in Registrant’s independent registered public accountant is filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	May 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	May 9, 2023

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer

Date:	May 9, 2023